RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2024
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

21.RELATED PARTY TRANSACTIONS

The Company’s related parties include:

Related party	Nature of the relationship
Key management personnel

Key management personnel are the Chief Executive Officer, the Chief Operating Officer, the Chief Financial Officer, Chief Sustainability Officer, the Senior Vice President Exploration, and members of the Board of Directors of the Company.

(a)	Key management personnel

Compensation to key management personnel was as follows:

	Year ended December 31
	2024	2023
Salaries and short-term incentives	$3,025	$3,439
Directors’ fees	595	366
Termination benefits	434	—
Share based payments	2,019	1,895
	$6,073	$5,700

(b)	Transactions

The Company had no other material transactions with related parties other than key management personnel during the years ended December 31, 2024, and 2023.

(c)	Outstanding balances at the reporting date

At December 31, 2024, estimated accrued short term incentive compensation totaled $1.3 million and is included in accrued liabilities (December 31, 2023 – $1.4 million).